Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP Thrift - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset	$ 0	$ 0
EBP, Liability	0	0
EBP, Net Asset Available for Benefit	0	0
Total liabilities and plan equity	$ 0	$ 0